Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000001772 [Member] | Over 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000001772 [Member] | Thirty One To 60 days [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000001772 [Member] | Sixty One To 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000001772 [Member] | Zero To 30 days [Member]
Holdings [Line Items]
Percent of Total Investments	77.00%
C000001772 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000001772 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	59.30%
C000001772 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
C000001774 [Member] | Over 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000001774 [Member] | Thirty One To 60 days [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000001774 [Member] | Sixty One To 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000001774 [Member] | Zero To 30 days [Member]
Holdings [Line Items]
Percent of Total Investments	77.00%
C000001774 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000001774 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	59.30%
C000001774 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%